Fair Value Measurements - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Convertible Preferred Stock Warrant Liability [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Change in fair value	$ 1,886,000	$ (900,000)	$ 1,234,000	$ 1,000,000	$ 400,000
Virgin Group Acquisition Corp. II [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Backstop derivative liability	$ 30,234,314